UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom           May 15, 2009
-------------------    ------------------------------   ---------------------
   [Signature]                  [City, State]                  [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        7
                                               -------------

Form 13F Information Table Value Total:        $22,298
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1             028-11857                   Centaurus Capital Limited
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
                                                     FORM 13F INFORMATION TABLE

     COLUMN 1                      COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------              --------------  ----------  ---------  ------------------  ----------  --------  -------------------

                                                              VALUE     SHRS OR  SH/ PUT   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------              --------------  ----------  ---------  -------- ---  ----  ----------  --------  ----   ------  ----

CV THERAPEUTICS INC             COM             126667104      664      33,396   SH          OTHER        1            33,396
IPC HLDGS LTD                   ORD             G4933P101      270      10,000   SH          OTHER        1            10,000
NOVA CHEMICALS CORP             COM             66977W109      403      70,000   SH          OTHER        1            70,000
ROHM & HAAS CO                  COM             775371107    1,577      20,000   SH          OTHER        1            20,000
SCHERING PLOUGH CORP            COM             806605101      236      10,000   SH          OTHER        1            10,000
UNIBANCO-UNIAO DE BANCOS BRA    ADR REP UNITS   90458E107   18,933     300,697   SH          OTHER        1           300,697
WYETH                           COM             983024100      215       5,000   SH          OTHER        1             5,000
